Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Net Income Loss Before Income Tax Expense	The components of net income (loss) before income tax expense are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	$(3,528)	$(3,061)
Foreign	—	3

Total	$(3,528)	$(3,058)

Summary of reconciliation of income taxes computed using the U.S. federal statutory rate
A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows after adoption of ASU
2023-09
on a retrospective basis (in thousands):

	Year Ended December 31,
	2025		2024
	Amount	Percent	Amount	Percent
Pretax loss	$(3,528)		$(3,058)
US Federal Statutory Tax Rate	(741)	21.0%	(642)	21.0%
Foreign tax effects	—	—	(1)	0.0%
Non-deductible items	571	-16.2%	88	-2.9%
Tax credits	—	—	(11)	0.4%
Change in valuation allowance	170	-4.8%	566	-18.5%

	$—	0.0%	$—	0.0%

Summary of deferred tax assets (liabilities)
Deferred tax assets (liabilities) consist of the following as of December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$57,618	$53,281
Tax credit carryforwards	10,385	10,383
Share-based compensation	6,500	7,122
Capitalized research and development	8,867	12,370
Intangibles	20	—

Total deferred tax assets	$83,390	$83,156

Valuation allowance	(83,390)	(83,156)

Net deferred tax assets	$—	$—